Financial Instruments - Derivative Instruments designated as hedging instruments - Balance Sheet Location (Table) (Details) - Derivative Instruments designated as hedging instruments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments designated as hedging instruments
Total derivatives	$ (37,710)	$ (62,009)
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	0	18,938
Current assets - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (37,710)	$ (80,947)